Organization, Nature of Business and Liquidity (Details) - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2023	Apr. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 11, 2023
Organization, Nature of Business and Liquidity (Details) [Line Items]
Cash			$ 8,200,000	$ 14,200,000
Accumulated deficit			18,600,000	11,900,000
Additional funding amount				8,200,000
Aggregated funding options			4,100,000	47,600,000	$ 39,400,000
Additional fund				8,200,000
Received amount		$ 4,000,000
common stock issued			$ 136,000	$ 135,000
Common Stock, Discount on Shares	$ 3,400,000
Potential fund	96,900,000
Common Stock [Member]
Organization, Nature of Business and Liquidity (Details) [Line Items]
common stock issued	$ 7,679,198
Rosecliff [Member]
Organization, Nature of Business and Liquidity (Details) [Line Items]
Ordinary shares (in Shares)						17,000,000
Aggregate equity value						$ 170,000,000